Commitments and Contingencies - Summary of Future Minimum Commitments (Detail) - Sports Data License Agreement [Member] $ in Thousands	Dec. 31, 2024 USD ($)
Other Commitments [Line Items]
2025	$ 217,281
2026	271,083
2027	289,638
2028	209,692
2029	89,909
Thereafter	5,139
Total	$ 1,082,742